UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  APRIL 30, 2008



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED APRIL 30, 2008

USAA
EAGLE
LOGO (R)


                          USAA GROWTH & INCOME Fund


                      3RD QUARTER Portfolio of Investments


                                 April 30, 2008

                                                                      (Form N-Q)

48489-0608                                    (C)2008, USAA. All rights reserved
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USAA GROWTH & INCOME FUND
APRIL 30, 2008 (UNAUDITED)

                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES  SECURITY                                                    (000)
--------------------------------------------------------------------------------

               EQUITY SECURITIES (98.2%)

               COMMON STOCKS (98.0%)

               CONSUMER DISCRETIONARY (11.3%)
               ------------------------------
               ADVERTISING (0.7%)
      606,800  Interpublic Group of Companies, Inc.  *            $        5,491
      103,300  Omnicom Group, Inc.                                         4,932
                                                                 ---------------
                                                                          10,423
                                                                 ---------------
               APPAREL & ACCESSORIES & LUXURY GOODS (0.7%)
      105,300  Carter's, Inc.  *                                           1,489
       94,700  Coach, Inc.  *                                              3,368
       38,100  Gildan Activewear, Inc.  *                                    980
       85,000  Hanesbrands, Inc.  *(a)                                     2,977
       76,300  True Religion Apparel, Inc.  *(a)                           1,401
                                                                 ---------------
                                                                          10,215
                                                                 ---------------
               APPAREL RETAIL (1.2%)
        6,200  Aeropostale, Inc.  *                                          197
      101,360  American Eagle Outfitters, Inc.                             1,862
      171,400  Chico's FAS, Inc.  *                                        1,212
       57,900  Gap, Inc.                                                   1,078
       63,700  Gymboree Corp.  *                                           2,753
       70,212  Jos. A. Bank Clothiers, Inc.  *(a)                          1,714
      131,421  TJX Companies, Inc.                                         4,234
      131,554  Urban Outfitters, Inc.  *                                   4,506
                                                                 ---------------
                                                                          17,556
                                                                 ---------------
               AUTO PARTS & EQUIPMENT (1.3%)
      172,900  BorgWarner, Inc.                                            8,498
      259,100  Johnson Controls, Inc.                                      9,136
                                                                 ---------------
                                                                          17,634
                                                                 ---------------
               AUTOMOTIVE RETAIL (0.2%)
       60,100  Advance Auto Parts, Inc.                                    2,084
       44,400  O'Reilly Automotive, Inc.  *                                1,282
                                                                 ---------------
                                                                           3,366
                                                                 ---------------
               BROADCASTING & CABLE TV (0.9%)
      610,500  Comcast Corp. "A"                                          12,546
                                                                 ---------------
               DEPARTMENT STORES (0.3%)
       70,740  Kohl's Corp.  *                                             3,456
                                                                 ---------------
               FOOTWEAR (0.2%)
       45,000  NIKE, Inc. "B"                                              3,006
                                                                 ---------------
               GENERAL MERCHANDISE STORES (0.2%)
      147,800  Family Dollar Stores, Inc.                                  3,163
                                                                 ---------------
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USAA GROWTH & INCOME FUND
APRIL 30, 2008 (UNAUDITED)

                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES  SECURITY                                                    (000)
--------------------------------------------------------------------------------
               HOME IMPROVEMENT RETAIL (0.3%)
       50,300  Home Depot, Inc.                                   $        1,449
       36,100  Sherwin-Williams Co.                                        1,997
                                                                 ---------------
                                                                           3,446
                                                                 ---------------
               HOTELS, RESORTS, & CRUISE LINES (1.5%)
      294,800  Carnival Corp.                                             11,842
      180,600  Royal Caribbean Cruises Ltd.  (a)                           5,761
       55,600  Starwood Hotels and Resorts Worldwide, Inc.                 2,903
                                                                 ---------------
                                                                          20,506
                                                                 ---------------
               HOUSEHOLD APPLIANCES (0.5%)
      140,200  Stanley Works                                               6,763
                                                                 ---------------
               HOUSEWARES & SPECIALTIES (0.4%)
       85,900  Fortune Brands, Inc.                                        5,809
                                                                 ---------------
               INTERNET RETAIL (0.8%)
       55,209  Amazon.com, Inc.  *                                         4,341
       56,850  Priceline.com, Inc.  *(a)                                   7,256
                                                                 ---------------
                                                                          11,597
                                                                 ---------------
               MOTORCYCLE MANUFACTURERS (0.2%)
       85,800  Harley-Davidson, Inc.                                       3,282
                                                                 ---------------
               MOVIES & ENTERTAINMENT (0.9%)
       42,500  Dreamworks Animation SKG, Inc. "A"  *                       1,188
      267,900  News Corp. "A"                                              4,796
      168,165  Viacom, Inc. "B"  *                                         6,464
                                                                 ---------------
                                                                          12,448
                                                                 ---------------
               PUBLISHING (0.1%)
       95,200  Idearc, Inc.  (a)                                             314
      128,400  R.H. Donnelley Corp.  *(a)                                    615
                                                                 ---------------
                                                                             929
                                                                 ---------------
               RESTAURANTS (0.5%)
       58,700  Darden Restaurants, Inc.                                    2,089
       45,000  McDonald's Corp.                                            2,681
      177,100  Starbucks Corp.  *                                          2,874
                                                                 ---------------
                                                                           7,644
                                                                 ---------------
               SPECIALIZED CONSUMER SERVICES (0.2%)
       94,800  Service Corp. International                                 1,053
       51,600  Steiner Leisure Ltd.  *                                     1,708
                                                                 ---------------
                                                                           2,761
                                                                 ---------------
               SPECIALTY STORES (0.2%)
      125,300  Office Depot, Inc.  *                                       1,589
       66,990  Staples, Inc.                                               1,453
                                                                 ---------------
                                                                           3,042
                                                                 ---------------
               Total Consumer Discretionary                              159,592
                                                                 ---------------
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USAA GROWTH & INCOME FUND
APRIL 30, 2008 (UNAUDITED)

                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES  SECURITY                                                    (000)
--------------------------------------------------------------------------------

               CONSUMER STAPLES (3.8%)
               -----------------------
               DISTILLERS & VINTNERS (0.2%)
      198,200  Constellation Brands, Inc. "A"  *                  $        3,639
                                                                 ---------------
               FOOD DISTRIBUTORS (0.5%)
      217,200  Sysco Corp.                                                 6,640
                                                                 ---------------
               HOUSEHOLD PRODUCTS (0.3%)
       64,130  Procter & Gamble Co.                                        4,300
                                                                 ---------------
               HYPERMARKETS & SUPER CENTERS (0.3%)
       85,850  Wal-Mart Stores, Inc.                                       4,978
                                                                 ---------------
               PACKAGED FOODS & MEAT (0.2%)
       76,683  Kraft Foods, Inc. "A"                                       2,425
                                                                 ---------------
               SOFT DRINKS (0.3%)
       56,735  PepsiCo, Inc.                                               3,888
                                                                 ---------------
               TOBACCO (2.0%)
       90,000  Altria Group, Inc.                                          1,800
       73,700  Imperial Tobacco Group plc ADR                              7,074
       48,800  Loews Corp. - Carolina Group                                3,205
      160,445  Philip Morris International, Inc.  *                        8,188
       58,800  Reynolds American, Inc.  (a)                                3,166
       89,400  UST, Inc.                                                   4,655
                                                                 ---------------
                                                                          28,088
                                                                 ---------------
               Total Consumer Staples                                     53,958
                                                                 ---------------

               ENERGY (11.8%)
               --------------
               COAL & CONSUMABLE FUELS (0.8%)
      177,600  Peabody Energy Corp.                                       10,857
                                                                 ---------------
               INTEGRATED OIL & GAS (3.0%)
       70,000  Chevron Corp.                                               6,731
      100,920  ConocoPhillips                                              8,694
       39,725  Exxon Mobil Corp.                                           3,697
      154,520  Marathon Oil Corp.                                          7,042
       68,800  Murphy Oil Corp.                                            6,215
       96,100  Occidental Petroleum Corp.                                  7,997
       15,800  Petroleo Brasileiro S.A. ADR                                1,918
                                                                 ---------------
                                                                          42,294
                                                                 ---------------
               OIL & GAS DRILLING (1.2%)
       17,200  Atwood Oceanics, Inc.  *                                    1,732
       35,800  ENSCO International, Inc.                                   2,281
       66,300  Hercules Offshore, Inc.  *(a)                               1,748
       45,600  Noble Corp.                                                 2,566
       62,186  Transocean, Inc.  *                                         9,170
                                                                 ---------------
                                                                          17,497
                                                                 ---------------
               OIL & GAS EQUIPMENT & SERVICES (2.5%)
      109,100  Baker Hughes, Inc.                                          8,824
       27,100  Complete Production Services, Inc.  *                         732
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USAA GROWTH & INCOME FUND
APRIL 30, 2008 (UNAUDITED)

                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES  SECURITY                                                    (000)
--------------------------------------------------------------------------------
       58,619  FMC Technologies, Inc.  *                          $        3,939
      343,870  Halliburton Co.                                            15,787
       76,743  National-Oilwell Varco, Inc.  *                             5,253
        8,700  Schlumberger Ltd.                                             875
                                                                 ---------------
                                                                          35,410
                                                                 ---------------
               OIL & GAS EXPLORATION & PRODUCTION (3.7%)
       40,575  Apache Corp.                                                5,465
       78,000  Chesapeake Energy Corp.                                     4,033
      133,000  Denbury Resources, Inc.  *                                  4,064
       95,000  EOG Resources, Inc.                                        12,396
       42,400  Noble Energy, Inc.                                          3,689
      160,000  Petrohawk Energy Corp.  *                                   3,782
       61,428  Range Resources Corp.                                       4,077
      128,000  Southwestern Energy Co.  *                                  5,416
       29,700  St. Mary Land & Exploration Co.                             1,298
       45,613  Ultra Petroleum Corp.  *                                    3,789
       11,900  Woodside Petroleum Ltd. ADR                                   625
       71,787  XTO Energy, Inc.                                            4,441
                                                                 ---------------
                                                                          53,075
                                                                 ---------------
               OIL & GAS STORAGE & TRANSPORTATION (0.6%)
      219,000  El Paso Corp.                                               3,754
      119,950  Spectra Energy Corp.                                        2,963
       32,890  Williams Companies, Inc.                                    1,167
                                                                 ---------------
                                                                           7,884
                                                                 ---------------
               Total Energy                                              167,017
                                                                 ---------------

               FINANCIALS (15.5%)
               ------------------
               ASSET MANAGEMENT & CUSTODY BANKS (1.8%)
      211,500  Bank of New York Mellon Corp.                               9,207
       31,091  BlackRock, Inc. "A"                                         6,274
        5,250  Franklin Resources, Inc.                                      499
      158,080  Invesco Ltd. ADR                                            4,055
       16,035  State Street Corp.                                          1,157
       71,793  T. Rowe Price Group, Inc.                                   4,204
                                                                 ---------------
                                                                          25,396
                                                                 ---------------
               CONSUMER FINANCE (1.2%)
       78,600  American Express Co.                                        3,775
       41,400  Capital One Financial Corp.                                 2,194
      326,100  Discover Financial Services                                 5,938
      301,400  SLM Corp.  *                                                5,585
                                                                 ---------------
                                                                          17,492
                                                                 ---------------
               DIVERSIFIED BANKS (1.5%)
       97,520  Wachovia Corp.                                              2,843
      631,600  Wells Fargo & Co.                                          18,790
                                                                 ---------------
                                                                          21,633
                                                                 ---------------
               INSURANCE BROKERS (0.2%)
       70,500  Willis Group Holdings Ltd.                                  2,450
                                                                 ---------------
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USAA GROWTH & INCOME FUND
APRIL 30, 2008 (UNAUDITED)

                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES  SECURITY                                                    (000)
--------------------------------------------------------------------------------
               INVESTMENT BANKING & BROKERAGE (1.6%)
      215,083  Charles Schwab Corp.                              $         4,646
       21,381  Goldman Sachs Group, Inc.                                   4,092
       10,900  Lehman Brothers Holdings, Inc.                                482
      278,600  Morgan Stanley                                             13,540
                                                                 ---------------
                                                                          22,760
                                                                 ---------------
               LIFE & HEALTH INSURANCE (1.2%)
      137,500  AFLAC, Inc.                                                 9,167
      148,800  Principal Financial Group, Inc.                             7,985
                                                                 ---------------
                                                                          17,152
                                                                 ---------------
               MULTI-LINE INSURANCE (1.0%)
      129,345  American International Group, Inc.                          5,976
      118,400  Hartford Financial Services Group, Inc.                     8,438
                                                                 ---------------
                                                                          14,414
                                                                 ---------------
               OTHER DIVERSIFIED FINANCIAL SERVICES (2.9%)
      355,463  Bank of America Corp.                                      13,344
      862,100  Citigroup, Inc.                                            21,785
      126,265  JPMorgan Chase & Co.                                        6,017
                                                                 ---------------
                                                                          41,146
                                                                 ---------------
               PROPERTY & CASUALTY INSURANCE (0.8%)
       33,265  ACE Ltd.                                                    2,005
       60,900  Allstate Corp.                                              3,067
       61,700  Axis Capital Holdings Ltd.                                  2,092
       80,100  MBIA, Inc.  (a)                                               833
       63,200  W.R. Berkley Corp.                                          1,624
       42,500  XL Capital Ltd. "A"                                         1,483
                                                                 ---------------
                                                                          11,104
                                                                 ---------------
               REAL ESTATE MANAGEMENT & DEVELOPMENT (0.2%)
      110,000  CB Richard Ellis Group, Inc. "A"  *                         2,543
                                                                 ---------------
               REGIONAL BANKS (1.3%)
       37,800  City National Corp.                                         1,834
      291,300  Fifth Third Bancorp                                         6,243
      106,300  Huntington Bancshares, Inc.                                   998
       57,845  PNC Financial Services Group, Inc.                          4,011
       87,600  SunTrust Banks, Inc.                                        4,884
                                                                 ---------------
                                                                          17,970
                                                                 ---------------
               REITS - INDUSTRIAL (0.2%)
       86,900  First Industrial Realty Trust, Inc.                         2,625
                                                                 ---------------
               REITS - MORTGAGE (0.3%)
      255,800  Annaly Capital Management, Inc.                             4,287
                                                                 ---------------
               SPECIALIZED FINANCE (0.6%)
       61,300  CIT Group, Inc.                                               668
        6,678  CME Group, Inc.                                             3,055
       29,445  IntercontinentalExchange, Inc.  *                           4,568
                                                                 ---------------
                                                                           8,291
                                                                 ---------------
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USAA GROWTH & INCOME FUND
APRIL 30, 2008 (UNAUDITED)

                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES  SECURITY                                                    (000)
--------------------------------------------------------------------------------
               THRIFTS & MORTGAGE FINANCE (0.7%)
      156,800  Freddie Mac  (b)                                  $         3,906
       75,800  New York Community Bancorp, Inc.                            1,415
      191,860  People's United Financial, Inc.                             3,256
       78,400  Washington Mutual, Inc.  (a)                                  963
                                                                 ---------------
                                                                           9,540
                                                                 ---------------
               Total Financials                                          218,803
                                                                 ---------------

               HEALTH CARE (14.1%)
               -------------------
               BIOTECHNOLOGY (2.5%)
       44,635  Amgen, Inc.  *                                              1,869
       66,001  Celgene Corp.  *                                            4,101
       76,900  Cephalon, Inc.  *                                           4,800
       26,715  Genentech, Inc.  *                                          1,822
      240,011  Genzyme Corp.  *                                           16,885
      117,316  Gilead Sciences, Inc.  *                                    6,072
                                                                 ---------------
                                                                          35,549
                                                                 ---------------
               HEALTH CARE EQUIPMENT (3.0%)
       62,800  Baxter International, Inc.                                  3,914
       36,000  Becton, Dickinson & Co.                                     3,218
       35,000  C.R. Bard, Inc.                                             3,296
      114,041  Covidien Ltd.                                               5,325
       61,700  Hill-Rom Holdings, Inc.                                     1,550
      158,302  Hologic, Inc.  *                                            4,621
       42,300  Hospira, Inc.  *                                            1,741
       14,234  Intuitive Surgical, Inc.  *                                 4,117
      214,400  Medtronic, Inc.                                            10,437
       18,970  Smith & Nephew plc ADR                                      1,228
       40,000  Zimmer Holdings, Inc.  *                                    2,966
                                                                 ---------------
                                                                          42,413
                                                                 ---------------
               HEALTH CARE SERVICES (1.3%)
       47,100  DaVita, Inc.  *                                             2,468
       63,418  Express Scripts, Inc.  *                                    4,441
      135,100  Medco Health Solutions, Inc.  *                             6,693
      105,100  Omnicare, Inc.                                              2,139
       41,800  Quest Diagnostics, Inc.                                     2,097
                                                                 ---------------
                                                                          17,838
                                                                 ---------------
               LIFE SCIENCES TOOLS & SERVICES (0.9%)
       53,047  Illumina, Inc.  *                                           4,132
       22,900  Invitrogen Corp.  *                                         2,143
       53,100  Millipore Corp.  *                                          3,722
       36,900  Waters Corp.  *                                             2,268
                                                                 ---------------
                                                                          12,265
                                                                 ---------------
               MANAGED HEALTH CARE (1.5%)
       35,800  CIGNA Corp.                                                 1,529
      174,200  Coventry Health Care, Inc.  *                               7,792
       49,600  Health Net, Inc.  *                                         1,453
      220,910  UnitedHealth Group, Inc.                                    7,208
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USAA GROWTH & INCOME FUND
APRIL 30, 2008 (UNAUDITED)

                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES  SECURITY                                                    (000)
--------------------------------------------------------------------------------
       82,128  WellPoint, Inc.  *                                $         4,086
                                                                 ---------------
                                                                          22,068
                                                                 ---------------
               PHARMACEUTICALS (4.9%)
       35,555  Abbott Laboratories                                         1,876
      155,000  Allergan, Inc.                                              8,737
       33,365  AstraZeneca plc ADR                                         1,401
       37,100  Barr Pharmaceuticals, Inc.  *                               1,864
      156,400  Bristol-Myers Squibb Co.                                    3,436
       52,200  Elan Corp. plc ADR  *                                       1,372
       24,670  Eli Lilly and Co.                                           1,188
      176,700  Johnson & Johnson                                          11,855
      225,670  Merck & Co., Inc.                                           8,584
      218,000  Pfizer, Inc.                                                4,384
      243,800  Schering-Plough Corp.                                       4,488
      443,500  Wyeth                                                      19,722
                                                                 ---------------
                                                                          68,907
                                                                 ---------------
               Total Health Care                                         199,040
                                                                 ---------------

               INDUSTRIALS (16.5%)
               -------------------
               AEROSPACE & DEFENSE (2.8%)
       81,000  BE Aerospace, Inc.  *                                       3,269
        8,340  Boeing Co.                                                    708
      124,089  Goodrich Corp.                                              8,457
      112,785  Honeywell International, Inc.                               6,699
       96,500  L-3 Communications Holdings, Inc.                          10,755
       21,445  Lockheed Martin Corp.                                       2,274
       31,300  Northrop Grumman Corp.                                      2,303
       47,211  Precision Castparts Corp.                                   5,550
                                                                 ---------------
                                                                          40,015
                                                                 ---------------
               AIR FREIGHT & LOGISTICS (0.8%)
       98,600  FedEx Corp.                                                 9,453
       60,400  Hub Group, Inc. "A"  *                                      1,974
                                                                 ---------------
                                                                          11,427
                                                                 ---------------
               AIRLINES (0.3%)
      278,600  Southwest Airlines Co.                                      3,689
                                                                 ---------------
               BUILDING PRODUCTS (0.5%)
      415,300  Masco Corp.                                                 7,563
                                                                 ---------------
               CONSTRUCTION & ENGINEERING (0.4%)
       57,377  Jacobs Engineering Group, Inc.  *                           4,953
                                                                 ---------------
               CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (2.6%)
       75,057  AGCO Corp.  *                                               4,513
       27,000  Bucyrus International, Inc. "A"                             3,400
       62,445  Caterpillar, Inc.                                           5,113
       67,000  Cummins, Inc.                                               4,198
       62,410  Deere & Co.                                                 5,247
       53,950  Oshkosh Truck Corp.                                         2,190
      167,550  PACCAR, Inc.                                                7,928
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USAA GROWTH & INCOME FUND
APRIL 30, 2008 (UNAUDITED)

                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES  SECURITY                                                    (000)
--------------------------------------------------------------------------------
       57,200  Terex Corp.  *                                    $         3,986
                                                                 ---------------
                                                                          36,575
                                                                 ---------------
               ELECTRICAL COMPONENTS & EQUIPMENT (1.2%)
       65,200  Emerson Electric Co.                                        3,407
       22,133  First Solar, Inc.  *                                        6,462
       33,000  SunPower Corp. "A"  *(a)                                    2,880
        5,700  Suntech Power Holdings Co. Ltd. ADR  *                        255
      102,180  Thomas & Betts Corp.  *                                     3,828
                                                                 ---------------
                                                                          16,832
                                                                 ---------------
               ENVIRONMENTAL & FACILITIES SERVICES (0.3%)
       68,000  Stericycle, Inc.  *                                         3,630
                                                                 ---------------
               HEAVY ELECTRICAL EQUIPMENT (0.1%)
       48,600  ABB Ltd. ADR                                                1,491
                                                                 ---------------
               HUMAN RESOURCES & EMPLOYMENT SERVICES (0.4%)
       93,250  Manpower, Inc.                                              6,260
                                                                 ---------------
               INDUSTRIAL CONGLOMERATES (1.8%)
      720,260  General Electric Co.                                       23,553
       48,304  McDermott International, Inc.  *                            2,588
                                                                 ---------------
                                                                          26,141
                                                                 ---------------
               INDUSTRIAL MACHINERY (2.5%)
       63,600  Briggs & Stratton Corp.  (a)                                  968
       46,000  Flowserve Corp.                                             5,708
       59,800  Graco, Inc.                                                 2,476
      320,100  Illinois Tool Works, Inc.  (a)                             16,738
       17,500  ITT Corp.                                                   1,120
      100,300  Pall Corp.                                                  3,488
       40,000  SPX Corp.                                                   4,920
                                                                 ---------------
                                                                          35,418
                                                                 ---------------
               OFFICE SERVICES & SUPPLIES (0.6%)
       68,000  Avery Dennison Corp.                                        3,277
       89,300  Herman Miller, Inc.                                         2,083
       75,800  Pitney Bowes, Inc.                                          2,737
                                                                 ---------------
                                                                           8,097
                                                                 ---------------
               RAILROADS (1.6%)
      173,500  Burlington Northern Santa Fe Corp.                         17,793
       53,000  CSX Corp.                                                   3,336
       14,100  Union Pacific Corp.                                         2,047
                                                                 ---------------
                                                                          23,176
                                                                 ---------------
               TRUCKING (0.6%)
      132,500  Ryder System, Inc.                                          9,072
                                                                 ---------------
               Total Industrials                                         234,339
                                                                 ---------------

               INFORMATION TECHNOLOGY (14.5%)
               ------------------------------
               APPLICATION SOFTWARE (0.8%)
       57,300  Autodesk, Inc.  *                                           2,178
      137,300  Intuit, Inc.  *                                             3,703
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USAA GROWTH & INCOME FUND
APRIL 30, 2008 (UNAUDITED)

                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES  SECURITY                                                    (000)
--------------------------------------------------------------------------------
       73,000  salesforce.com, Inc.  *                            $        4,871
                                                                 ---------------
                                                                          10,752
                                                                 ---------------
               COMMUNICATIONS EQUIPMENT (2.0%)
      165,120  Cisco Systems, Inc.  *                                      4,234
      295,555  Corning, Inc.                                               7,894
      142,500  Foundry Networks, Inc.  *                                   1,814
      143,427  Juniper Networks, Inc.  *                                   3,961
       92,600  Nokia Corp. ADR                                             2,785
       12,100  Polycom, Inc.  *                                              271
       77,940  QUALCOMM, Inc.                                              3,366
       36,463  Research In Motion Ltd.  *                                  4,435
                                                                 ---------------
                                                                          28,760
                                                                 ---------------
               COMPUTER HARDWARE (1.4%)
       44,079  Apple, Inc.  *                                              7,668
       97,675  Hewlett-Packard Co.                                         4,527
       56,866  International Business Machines Corp.                       6,864
                                                                 ---------------
                                                                          19,059
                                                                 ---------------
               COMPUTER STORAGE & PERIPHERALS (0.9%)
      241,910  EMC Corp.  *                                                3,725
       56,700  Lexmark International, Inc. "A"  *                          1,780
      300,100  NetApp, Inc.  *                                             7,263
                                                                 ---------------
                                                                          12,768
                                                                 ---------------
               DATA PROCESSING & OUTSOURCED SERVICES (1.5%)
       63,400  Computer Sciences Corp.  *                                  2,763
       30,075  MasterCard, Inc. "A"                                        8,366
       98,114  Visa, Inc.  *                                               8,188
       61,700  Western Union Co.                                           1,419
                                                                 ---------------
                                                                          20,736
                                                                 ---------------
               ELECTRONIC EQUIPMENT MANUFACTURERS (0.6%)
      124,923  Amphenol Corp. "A"                                          5,769
       54,177  Dolby Laboratories, Inc. "A"  *                             2,175
                                                                 ---------------
                                                                           7,944
                                                                 ---------------
               HOME ENTERTAINMENT SOFTWARE (0.3%)
      169,834  Activision, Inc.  *                                         4,594
                                                                 ---------------
               INTERNET SOFTWARE & SERVICES (0.7%)
       17,112  Google, Inc. "A"  *                                         9,827
                                                                 ---------------
               IT CONSULTING & OTHER SERVICES (0.5%)
      145,200  Cognizant Technology Solutions Corp. "A"  *                 4,683
      158,600  Perot Systems Corp. "A"  *                                  2,480
                                                                 ---------------
                                                                           7,163
                                                                 ---------------
               SEMICONDUCTOR EQUIPMENT (0.4%)
      161,810  Applied Materials, Inc.                                     3,019
       36,100  Lam Research Corp.  *                                       1,474
       45,825  Varian Semiconductor Equipment Associates, Inc.  *          1,679
                                                                 ---------------
                                                                           6,172
                                                                 ---------------

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                        (continued)

USAA GROWTH & INCOME FUND
APRIL 30, 2008 (UNAUDITED)

                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES  SECURITY                                                    (000)
--------------------------------------------------------------------------------
               SEMICONDUCTORS (2.9%)
      282,300  Analog Devices, Inc.                              $         9,093
      174,700  Broadcom Corp. "A"  *                                       4,535
      783,200  Intel Corp.                                                17,434
      128,600  Linear Technology Corp.  (a)                                4,496
      224,400  Xilinx, Inc.                                                5,559
                                                                 ---------------
                                                                          41,117
                                                                 ---------------
               SYSTEMS SOFTWARE (2.5%)
       37,800  BMC Software, Inc.  *                                       1,314
      612,225  Microsoft Corp.                                            17,460
      319,175  Oracle Corp.  *                                             6,655
      539,600  Symantec Corp.  *                                           9,292
       13,851  VMware, Inc. "A"  *(a)                                        923
                                                                 ---------------
                                                                          35,644
                                                                 ---------------
               Total Information Technology                              204,536
                                                                 ---------------

               MATERIALS (4.1%)
               ----------------
               DIVERSIFIED CHEMICALS (0.3%)
       73,100  E.I. du Pont de Nemours & Co.                               3,575
                                                                 ---------------
               DIVERSIFIED METALS & MINING (1.5%)
      160,860  Companhia Vale do Rio Doce ADR                              6,286
      129,940  Freeport-McMoRan Copper & Gold, Inc. "B"                   14,781
                                                                 ---------------
                                                                          21,067
                                                                 ---------------
               FERTILIZERS & AGRICULTURAL CHEMICALS (1.6%)
       31,900  Agrium, Inc.                                                2,520
       29,285  CF Industries Holdings, Inc.                                3,915
       55,000  Intrepid Potash, Inc.  *                                    2,612
       71,749  Monsanto Co.                                                8,181
       32,571  Potash Corp. of Saskatchewan, Inc.                          5,992
                                                                 ---------------
                                                                          23,220
                                                                 ---------------
               METAL & GLASS CONTAINERS (0.3%)
       82,000  Owens-Illinois, Inc.  *                                     4,522
                                                                 ---------------
               STEEL (0.4%)
      106,000  Steel Dynamics, Inc.                                        3,694
       10,060  United States Steel Corp.                                   1,549
                                                                 ---------------
                                                                           5,243
                                                                 ---------------
               Total Materials                                            57,627
                                                                 ---------------

               TELECOMMUNICATION SERVICES (2.0%)
               ---------------------------------
               INTEGRATED TELECOMMUNICATION SERVICES (1.3%)
      335,375  AT&T, Inc.                                                 12,982
      147,600  Verizon Communications, Inc.                                5,680
                                                                 ---------------
                                                                          18,662
                                                                 ---------------
               WIRELESS TELECOMMUNICATION SERVICES (0.7%)
       39,500  NII Holdings, Inc. "B"  *                                   1,807

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USAA GROWTH & INCOME FUND
APRIL 30, 2008 (UNAUDITED)

                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES  SECURITY                                                    (000)
--------------------------------------------------------------------------------
    1,028,000  Sprint Nextel Corp.                               $         8,213
                                                                 ---------------
                                                                          10,020
                                                                 ---------------
               Total Telecommunication Services                           28,682
                                                                 ---------------

               UTILITIES (4.4%)
               ----------------
               ELECTRIC UTILITIES (2.6%)
      276,915  American Electric Power Co., Inc.                          12,358
      119,300  Duke Energy Corp.                                           2,184
       44,000  Entergy Corp.                                               5,054
      147,775  Exelon Corp.                                               12,632
       91,200  Pepco Holdings, Inc.                                        2,272
       66,700  Pinnacle West Capital Corp.                                 2,264
                                                                 ---------------
                                                                          36,764
                                                                 ---------------
               INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.3%)
       98,939  NRG Energy, Inc.  *                                         4,348
                                                                 ---------------
               MULTI-UTILITIES (1.5%)
      145,700  CenterPoint Energy, Inc.                                    2,218
       83,200  Dominion Resources, Inc.                                    3,610
      108,400  MDU Resources Group, Inc.                                   3,129
      139,100  NiSource, Inc.                                              2,490
      110,800  Sempra Energy                                               6,279
      155,700  Xcel Energy, Inc.                                           3,239
                                                                 ---------------
                                                                          20,965
                                                                 ---------------
               Total Utilities                                            62,077
                                                                 ---------------
               Total Common Stocks (cost: $1,349,439)                  1,385,671
                                                                 ---------------

               EXCHANGE-TRADED FUNDS (0.2%)
       19,700  MidCap SPDR Trust Series 1 (a)(cost:  $2,410)               3,000
                                                                 ---------------
               Total Equity
               Securities
               (cost: $1,351,849)                                      1,388,671
                                                                 ---------------


               MONEY MARKET INSTRUMENTS (1.9%)

               MONEY MARKET FUNDS (1.9%)
   26,833,156  SSgA Prime Money Market Fund, 2.94%(c)
                 (cost:  $26,833)                                         26,833
                                                                 ---------------


               SHORT-TERM INVESTMENTS PURCHASED WITH CASH
               COLLATERAL FROM SECURITIES LOANED (2.6%)

               MONEY MARKET FUNDS (1.4%)
      178,006  AIM Short-Term Investment Co. Liquid Assets
                 Portfolio, 2.82%(c)                                         178

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USAA GROWTH & INCOME FUND
APRIL 30, 2008 (UNAUDITED)

                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES  SECURITY                                                    (000)
--------------------------------------------------------------------------------
   19,466,899  Merrill Lynch Premier Institutional Fund,
                 3.00%(c)                                        $        19,467
                                                                 ---------------
               Total Money Market Funds                                   19,645
                                                                 ---------------

    PRINCIPAL
       AMOUNT
        (000)
 -------------

               REPURCHASE AGREEMENTS (1.2%)
   $ 15,000    Credit Suisse First Boston, LLC, 1.98%, acquired
                 on 4/30/2008 and due 5/01/2008 at $15,000
                 (collateralized by $15,420 of Freddie Mac(b),
                 2.03%(d), due 9/10/2008; market value $15,303)           15,000
      2,000    Deutsche Bank Securities, Inc., 1.97%, acquired
                 on 4/30/2008 and due 5/01/2008 at $2,000
                 (collateralized by $2,425 of Federal Home Loan
                 Bank(b), 5.38%, due 6/14/2013; $1,414 of Fannie
                 Mae(b), 4.88%, due 2/12/2018; combined market
                 value $4,081)                                             2,000
                                                                 ---------------
               Total Repurchase Agreements                                17,000
                                                                 ---------------
               Total Short-term Investments Purchased With
               Cash Collateral From Securities Loaned
               (cost: $36,645)                                            36,645
                                                                 ---------------

               TOTAL INVESTMENTS (COST: $1,415,327)              $     1,452,149
                                                                 ===============


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USAA GROWTH & INCOME FUND
APRIL 30, 2008 (UNAUDITED)

GENERAL NOTES


USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this quarterly report pertains only to the USAA Growth & Income Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadvisers, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Trust's Board of Trustees. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, other than ETFs, are valued at their NAV at the end of each business day.

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USAA GROWTH & INCOME FUND
APRIL 30, 2008 (UNAUDITED)

4. Short-term securities with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

6. Repurchase agreements are valued at cost, which approximates market value.

7. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadvisers, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities.
Government-sponsored enterprises, such as Fannie Mae and Freddie Mac, are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that

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                   (continued)

USAA GROWTH & INCOME FUND
APRIL 30, 2008 (UNAUDITED)

maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

C. LENDING OF PORTFOLIO SECURITIES - The Fund, through its third-party securities-lending agent, Wachovia Global Securities Lending (Wachovia), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The aggregate fair market value of the loaned portion of these securities as of April 30, 2008, was approximately $33,845,000. This amount excludes $1,648,000 of securities on loan which were sold prior to April 30, 2008.

D. As of April 30, 2008, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of April 30, 2008, were $167,510,000 and $130,688,000, respectively, resulting in net unrealized appreciation of $36,822,000.

E. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $1,413,646,000 at April 30, 2008, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
SPDR Standard & Poor's depositary receipt, or "Spider," is an exchange-traded fund based on either the S&P 500 Index or the S&P MidCap 400 Index, and is traded on the American Stock Exchange(AMEX).

SPECIFIC NOTES

(a)     The security or a portion thereof was out on loan as of April 30, 2008.

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                   (continued)

USAA GROWTH & INCOME FUND
APRIL 30, 2008 (UNAUDITED)

(b) Securities issued by government-sponsored enterprises are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.
(c) Rate represents the money market fund annualized seven-day yield at April 30, 2008.
(d) Zero-coupon security. Rate represents the effective yield at the date of purchase.
 * Non-income-producing security for the 12 months preceding April 30, 2008.



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended April 30, 2008

By:*     /s/ MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    06-20-2008
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    06-24-2008
         ------------------------------


By:*     /s/ ROBERT GALINDO, JR.
         ----------------------------------------------------
         Signature and Title:  Robert Galindo, Jr., Treasurer

Date:    06-24-2008
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.